Accounts and Other Receivables	12 Months Ended
Aug. 31, 2020
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Accounts and Other Receivables

7.          Accounts and Other Receivables

	August 31	August 31
	2020	2019
	$	$
Trade and deposits receivable	82,492	5,727
Territory license fee receivable	143,500	106,000
Sales tax receivable	87,933	161,418
	313,925	273,145